Income Taxes (Details) - Schedule of net change in the valuation allowance of deferred tax assets - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Net change of valuation allowance of Deferred tax assets
Beginning Balance	¥ 401,539	¥ 356,294
Additions-change to tax expense	43,309	66,093
NOL Reductions/expirations	(588)	(20,848)
Ending Balance	¥ 444,260	¥ 401,539